COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
COMMITMENTS AND CONTINGENCIES
Total rental expense under all operating leases	¥ 23,396,000	$ 3,596,000	¥ 21,962,000	¥ 22,100,000
Future minimum lease payments under non-cancelable operating leases in relation to office premises
2018	20,458,000				$ 3,144,000
2019	19,309,000				2,968,000
Total	39,767,000				6,112,000
Purchase Commitments
Outstanding purchase commitments in relation to bandwidth and cloud infrastructure	¥ 188,203,000				$ 28,926,000